Shareholder Report	6 Months Ended	18 Months Ended	26 Months Ended	30 Months Ended	41 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli ETFs Trust
Entity Central Index Key	0001748425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000236584
Shareholder Report [Line Items]
Fund Name	Gabelli Automation ETF
Trading Symbol	GAST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Automation ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Automation ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Automation ETF underperformed its broad-based benchmark, the S&P 500 and comparative, the MSCI USA Consumer Discretionary Index. The Fund invests in companies seeking growth opportunities in the evolution of automation utilizing technology, industrial solutions and professional services. The Fund has an all-cap approach with a skew towards small to mid-cap companies providing modest exposure to recent AI catalysts. We believe companies pursuing automation should benefit from using AI overall.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Automation ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index
1/22	10,000	10,000	10,000
6/22	7,827	8,938	7,329
6/23	9,382	10,689	9,125
6/24	10,365	13,314	10,418

Average Annual Return [Table Text Block]
Name	6 months	1 Year	Since Inception (01/05/22)
Gabelli Automation ETF	4.28%	10.48%	1.46%
S&P 500 Index	15.29%	24.56%	7.92%
MSCI USA Consumer Discretionary Index	5.86%	14.16%	19.65%

Performance Inception Date				Jan. 05, 2022
AssetsNet	$ 4,844,515	$ 4,844,515	$ 4,844,515	$ 4,844,515	$ 4,844,515	$ 4,844,515
Holdings Count | Holding	46	46	46	46	46	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,844,515 # of Portfolio Holdings46 Portfolio Turnover Rate0% Management Fees$0
Holdings [Text Block]

Industry Allocation (% of net assets)

Prepackaged Software	11.6%
Equipment and Supplies	6.2%
Electronic & Other Electrical Equipment	5.9%
Metals & Mining	5.8%
Aerospace and Defense	5.7%
Electronics	5.2%
Diversified Industrial	4.8%
Energy and Utilities	4.8%
Other Industry Sectors	43.5%
Other Assets and Liabilities (Net)	6.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Emerson Electric Co.	4.7%
Rockwell Automation Inc.	4.1%
AMETEK Inc.	3.9%
AZZ Inc.	3.9%
Check Point Software Technologies Ltd.	3.5%
Alphabet Inc.	3.1%
ITT Inc.	3.0%
Intercontinental Exchange Inc.	3.0%
Allient Inc.	3.0%
Republic Services Inc.	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000220758
Shareholder Report [Line Items]
Fund Name	Gabelli Commercial Aerospace and Defense ETF
Trading Symbol	GCAD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Commercial Aerospace and Defense ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024 the Gabelli Commercial Aerospace and Defense ETF underperformed its broad-based benchmark, the S&P 500. During the period, the Fund benefitted from exposure to aerospace & defense companies with higher aftermarket services. Commercial air travel continues to grow as revenue passenger kilometers (RPKs) expand in the post-pandemic travel recovery.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index
1/23	10,000	10,000
6/23	10,335	11,959
6/24	12,692	14,896

Average Annual Return [Table Text Block]
Name	6 months	1 Year	Since Inception (01/03/23)
Gabelli Commercial Aerospace and Defense ETF	11.19%	22.81%	17.38%
S&P 500 Index	15.29%	24.56%	28.98%

Performance Inception Date		Jan. 03, 2023
AssetsNet	$ 5,500,981	$ 5,500,981	$ 5,500,981	$ 5,500,981	$ 5,500,981	$ 5,500,981
Holdings Count | Holding	33	33	33	33	33	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,500,981 # of Portfolio Holdings33 Portfolio Turnover Rate7% Management Fees$0
Holdings [Text Block]

Industry Allocation (% of net assets)

Aerospace and Defense	68.6%
Aviation: Parts and Services	29.6%
Other Assets and Liabilities (Net)	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Boeing Co.	7.9%
Spirit AeroSystems Holdings Inc.	6.8%
Hexcel Corp.	5.9%
Moog Inc.	5.6%
Ducommun Inc.	5.3%
Honeywell International Inc.	4.7%
Lockheed Martin Corp.	4.2%
Curtiss-Wright Corp.	3.9%
Woodward Inc.	3.9%
HEICO Corp.	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000220752
Shareholder Report [Line Items]
Fund Name	Gabelli Financial Services Opportunities ETF
Trading Symbol	GABF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Financial Services Opportunities ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Financial Services Opportunities  ETF outperformed its broad-based benchmark, the S&P 500 and its related benchmark, the S&P 500 Financials. The advisor uses a fundamental analysis to select portfolio companies. The Fund seeks to invest in durable, competitive businesses in the financial services sector. These are companies that are also trading at a discount to intrinsic value and with an identifiable catalyst to narrow that discount. During the period, the Fund benefitted from exposure to large-cap banks, payments companies and specialty alternative investment managers.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
6/22	9,463	8,938	8,732
6/23	11,487	10,689	9,562
6/24	16,292	13,314	11,876

Average Annual Return [Table Text Block]
Name	6 months	1 Year	Since Inception (05/10/22)
Gabelli Financial Services Opportunities ETF	16.87%	41.82%	25.62%
S&P 500 Index	15.29%	24.56%	17.55%
S&P 500 Financials Index	10.17%	24.21%	12.17%

Performance Inception Date			May 10, 2022
AssetsNet	$ 14,747,715	$ 14,747,715	$ 14,747,715	$ 14,747,715	$ 14,747,715	$ 14,747,715
Holdings Count | Holding	40	40	40	40	40	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,747,715 # of Portfolio Holdings40 Portfolio Turnover Rate7% Management Fees$0
Holdings [Text Block]

Industry Allocation (% of net assets)

Financial Services	65.4%
Leasing	10.5%
Banking	9.3%
Computer Software and Services	4.7%
Other	4.3%
Other Assets and Liabilities (Net)	5.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

FTAI Aviation Ltd.	10.5%
Berkshire Hathaway Inc.	10.2%
Bank of America Corp.	4.3%
Wells Fargo & Co.	4.2%
Blue Owl Capital Inc.	4.2%
SuRo Capital Corp., BDC	3.9%
American Express Co.	3.6%
Interactive Brokers Group Inc.	3.6%
KKR & Co. Inc.	3.6%
Apollo Global Management Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000220751
Shareholder Report [Line Items]
Fund Name	Gabelli Growth Innovators ETF
Trading Symbol	GGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Growth Innovators ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$52	0.90%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024 the Gabelli Growth Innovators ETF significantly outperformed its broad-based benchmark, the S&P 500. Economic data started to soften during the period, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year and beneficiaries are emerging in the semiconductor and datacenter infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Growth Innovators ETF	S&P 500 Index
2/21	10,000	10,000
6/21	10,063	14,079
6/22	6,291	12,584
6/23	7,667	15,049
6/24	11,152	18,745

Average Annual Return [Table Text Block]
Name	6 months	1 Year	Since Inception (02/12/21)
Gabelli Growth Innovators ETF	32.02%	45.45%	3.28%
S&P 500 Index	15.29%	24.56%	11.95%

Performance Inception Date					Feb. 12, 2021
AssetsNet	$ 5,854,801	$ 5,854,801	$ 5,854,801	$ 5,854,801	$ 5,854,801	$ 5,854,801
Holdings Count | Holding	33	33	33	33	33	33
Advisory Fees Paid, Amount	$ 20,004
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,854,801 # of Portfolio Holdings33 Portfolio Turnover Rate27% Management Fees$20,004
Holdings [Text Block]

Industry Allocation (% of net assets)

Information Technology - Semiconductors	20.7%
Communication Services	18.5%
Consumer Discretionary	13.8%
Health Care	13.5%
Information Technology - Software and Services	12.0%
Financials	9.8%
Industrials	4.8%
Aerospace and Defense	3.1%
Other Industry Sectors	2.0%
Other Assets and Liabilities (Net)	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	10.6%
Alphabet Inc.	7.2%
Amazon.com Inc.	6.7%
Eli Lilly & Co.	4.7%
Microsoft Corp.	4.4%
Meta Platforms Inc.	4.3%
ASML Holding NV	4.2%
Netflix Inc.	4.2%
Applied Materials Inc.	4.1%
Mastercard Inc.	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000220756
Shareholder Report [Line Items]
Fund Name	Gabelli Love Our Planet & People ETF
Trading Symbol	LOPP
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Love Our Planet & People ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Love Our Planet & People ETF underperformed its benchmark, the S&P 500. The S&P 500’s performance has primarily been driven by a concentrated group of technology-enabled growth stocks. The Fund is focused on companies committed to sustainable practices such as renewable energy and conservation which can be especially impacted by changing political sentiment and technological shifts. Top contributors were companies essential to global infrastructure investment while detractors included those adversely impacted by changes in preferences for EVs and volatility in commodity prices.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
6/21	11,218	14,079	14,209
6/22	9,330	12,584	12,272
6/23	10,899	15,049	14,513
6/24	11,052	18,745	18,057

Average Annual Return [Table Text Block]
Name	6 months	1 Year	Since Inception (01/29/21)
Gabelli Love Our Planet & People ETF	3.78%	1.41%	2.97%
S&P 500 Index	15.29%	24.56%	13.17%
MSCI USA SRI Index	14.72%	24.42%	11.38%

Performance Inception Date						Jan. 29, 2021
AssetsNet	$ 11,251,406	$ 11,251,406	$ 11,251,406	$ 11,251,406	$ 11,251,406	$ 11,251,406
Holdings Count | Holding	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,251,406 # of Portfolio Holdings54 Portfolio Turnover Rate11% Management Fees$0
Holdings [Text Block]

Industry Allocation (% of net assets)

Equipment and Supplies	13.9%
Environmental Services	11.0%
Energy and Utilities	10.0%
Building and Construction	8.6%
Machinery	8.5%
Automotive Parts and Accessories	7.1%
Electronics	6.8%
Financial Services	5.7%
Other Industry Sectors	28.4%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hubbell Inc.	5.0%
Xylem Inc.	4.8%
Waste Connections Inc.	4.7%
Republic Services Inc.	4.0%
S&P Global Inc.	4.0%
Blue Bird Corp.	3.5%
Weyerhaeuser Co.	3.4%
Mirion Technologies Inc.	3.2%
Cummins Inc.	3.1%
Flex Ltd.	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com